Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	$ 392
Property and equipment, ending balance	356	$ 392
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	913	1,278
Additions, net of foreign exchange impact	57	286
Disposals		651
Property and equipment, ending balance	970	913
Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	(521)	(1,042)
Depreciation expense	93	130
Disposals		(651)
Property and equipment, ending balance	(614)	(521)
Medical Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	11
Property and equipment, ending balance	9	11
Medical Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	62	62
Additions, net of foreign exchange impact	0	0
Disposals		0
Property and equipment, ending balance	62	62
Medical Equipment | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	(51)	(48)
Depreciation expense	2	3
Disposals		0
Property and equipment, ending balance	(53)	(51)
Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	121
Property and equipment, ending balance	108	121
Computer Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	406	366
Additions, net of foreign exchange impact	23	40
Disposals		0
Property and equipment, ending balance	429	406
Computer Equipment | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	(285)	(249)
Depreciation expense	36	36
Disposals		0
Property and equipment, ending balance	(321)	(285)
Office Equipment and Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	159
Property and equipment, ending balance	156	159
Office Equipment and Furniture | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	217	353
Additions, net of foreign exchange impact	31	141
Disposals		277
Property and equipment, ending balance	248	217
Office Equipment and Furniture | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	(58)	(263)
Depreciation expense	34	72
Disposals		(277)
Property and equipment, ending balance	(92)	(58)
Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	101
Property and equipment, ending balance	83	101
Leasehold Improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	228	497
Additions, net of foreign exchange impact	3	105
Disposals		374
Property and equipment, ending balance	231	228
Leasehold Improvements | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	(127)	(482)
Depreciation expense	21	19
Disposals		(374)
Property and equipment, ending balance	$ (148)	$ (127)